Leased Assets (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Leased assets under capital leases
Land		¥ 62
Buildings		1,005
Machinery, equipment and others	9,288	11,807
Film costs	19,208	21,175
Accumulated amortization	(4,634)	(7,543)
Leased assets under capital leases	23,862	26,506
Schedule by year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments
2012	4,761
2013	3,706
2014	3,275
2015	2,668
2016	2,330
Later years	14,583
Total minimum lease payments	31,323
Less - Amount representing interest	6,650
Present value of net minimum lease payments	24,673
Less - Current obligations	4,162
Long-term capital lease obligations	20,511
Minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year
2012	39,817
2013	31,459
2014	24,652
2015	18,158
2016	12,665
Later years	51,239
Total minimum future rentals	¥ 177,990